Taxation (Tables)	6 Months Ended
Sep. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended September 30,
	2025	2024
Current income tax expense:
PRC	$-	$-
Hong Kong	-	-
Serbia	-	-
Total current income tax expense	-	-
Deferred income tax benefit:
PRC	(55,211)	(34,949)
Hong Kong	(47,257)	(155,386)
Other	(3,399)	(1,485)
Total deferred income tax benefit	(105,867)	(191,820)
Total income tax benefit	$(105,867)	$(191,820)

Schedule of Pretax Income by Major Tax Jurisdictions

The pretax income by major tax jurisdictions is as follows:

	For the six months ended September 30,
	2025	2024
Loss before tax
PRC	$(53,557)	$80,129
Hong Kong	(265,020)	(1,064,176)
Serbia	(22,661)	(47,844)
Cayman	(821,985)	(44,458)
Other	86,213	140,209
Total	$(1,077,010)	$(936,140)

Schedule of Reconciliation Between Actuarial Provision for Income Taxes and Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the six months ended September 30,
	2025	2024
Loss before income tax	$(1,077,010)	$(936,140)
PRC statutory tax rate	25%	25%
Computed income tax benefit with statutory Enterprise Income Tax rate	(269,253)	(234,035)
Additional deduction for R&D expenses	(82,774)	(83,039)
Effect of preferential tax rates for PRC subsidiary	36,807	23,299
Changes in valuation allowance	(22,316)	(7,098)
Effect of different tax rates in jurisdictions other than the PRC*	190,043	72,817
Tax effect of non-taxable income and non-deductible items	41,626	36,236
Income tax benefit	$(105,867)	$(191,820)

*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.

Schedule of Deferred Tax Assets

As of September 30, 2025 and March 31, 2025, the significant components of the deferred tax assets were summarized below:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Deferred tax assets:
Net operating loss carried forward	$679,992	$590,581
Inventory provision allowance	60,912	59,949
Total deferred tax assets	740,904	650,530
Valuation allowance	(69,585)	(91,847)
Deferred tax assets, net	$671,319	$558,683

Schedule of Valuation Allowance of Deferred Tax Assets

The movements of valuation allowance of deferred tax assets are as follows:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Balance at beginning of the period	$91,847	$121,016
Additions	-	-
Reversal	(22,316)	(29,730)
Foreign currency translation adjustments	54	561
Balance at end of the period	$69,585	$91,847